PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated depreciation	$ (2,034,969)	$ (1,253,919)	$ (697,699)
Property and equipment, net	4,175,333	4,423,148	3,046,942
Telecommunications Fiber and Equipment
Property, plant and equipment, gross	5,575,465	5,203,000	3,274,045
Film Production Equipment
Property, plant and equipment, gross	369,903	369,903	369,903
Office Furniture and Equipment
Property, plant and equipment, gross	86,899	85,485	82,014
Medical Equipment
Property, plant and equipment, gross	159,356
Leasehold Improvements
Property, plant and equipment, gross	$ 18,679	$ 18,679	$ 18,679